Equity-based Compensation	9 Months Ended
Sep. 30, 2020
Share-based Payment Arrangement [Abstract]
Equity-based Compensation
22.	Equity-based Compensation

2020 Incentive Award Plan

In June 2020, the Company adopted the 2020 Incentive Award Plan, or 2020 Plan, which provides for the grant of stock options, restricted stock dividend equivalents, stock payments, RSUs, stock appreciation rights, and other stock or cash awards. A maximum of 5,750,000 shares of the Company’s common stock is available for issuance under the 2020 Plan. The number of shares available for issuance is subject to an annual increase on the first day of each year beginning in 2021 and ending in and including 2030, equal to the lesser of (1) 1% of the outstanding shares of all classes of the Company’s common stock on the last day of the immediately preceding fiscal year and (2) such lesser amount as determined by the Company’s board of directors.

RSUs

RSUs represent the right to receive shares of the Company’s Class A common stock at a specified date in the future. In connection with the IPO, the Company granted 4,690,167 RSUs under the 2020 Plan, consisting of:

•	2,475,830 RSUs not subject to continued service, which vest in June 2021.

•	421,548 RSUs subject to continued service, which vest 50% in December 2020, and the remaining 50% in December 2021.

•	1,764,535 RSUs subject to continued service, vesting in equal installments at each anniversary of the grant date, over a three-year period.

•

28,254 RSUs subject to continued service, granted to non-employee directors, which vest in June 2021. Each non-employee director is also entitled to an annual grant of RSUs valued at $0.1 million on the date of grant and which will vest in full on the date of the Company’s annual shareholder meeting immediately following the date of grant, subject to the non-employee director continuing in service through such meeting date.

The RSU activity for the three and nine months ended September 30, 2020 was as follows:

	Three months ended September 30, 2020		Nine months ended September 30, 2020
	Number of RSUs	Weighted Average Grant Date Fair Value	Number of RSUs	Weighted Average Grant Date Fair Value
Balance at beginning of period	4,629,812	$21.41	—	$—
Granted	59,283	22.29	4,690,167	21.42
Vested	—	—	—	—
Forfeited or cancelled	(13,351)	23.00	(14,423)	23.00

Balance at end of period	4,675,744	$21.42	4,675,744	$21.42

The grant date fair value of RSUs subject to continued service was determined based on the IPO price of the Company’s Class A common stock of $23.00. The grant date fair value of the RSUs not subject to continued service was determined using the Finnerty discount for lack of marketability pricing model, taking into account the vesting provisions on the shares prior to June 2021.

The Company recognized equity-based compensation expense of $6.2 million and $56.2 million for the three and nine months ended September 30, 2020, respectively. At September 30, 2020, the total unrecognized equity-based compensation expense related to outstanding RSUs was $44.0 million, which is expected to be recognized over a weighted-average period of 2.42 years.

As of September 30, 2020, RSUs are the only form of equity-based compensation outstanding.